EMU-Q3

Quarterly Report
November 30, 2025
MFS®  Active Intermediate Muni
Bond ETF

Principal Listing Exchange: NYSE

Portfolio of Investments
11/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/ Par	Value ($)
Municipal Bonds – 98.0%
Alabama – 3.7%
Baldwin County, AL, Industrial Development Authority, Solid Waste Disposal Rev. (Novelis Corp. Project), “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	$100,000	$102,219
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	165,000	169,416
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 5.25%, 5/01/2056 (Put Date 5/01/2032)	110,000	113,679
Black Belt Energy Gas District, AL, Gas Project Rev., “D”, 5%, 3/01/2055 (Put Date 11/01/2034)	250,000	271,150
Black Belt Energy Gas District, AL, Gas Project Rev., “B”, 5%, 10/01/2055 (Put Date 9/01/2032)	250,000	270,200
Energy Southeast, AL, Cooperative District Energy Supply Rev., “B”, 5%, 9/01/2033	250,000	259,197
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, BAM, 5.125%, 8/01/2044	250,000	263,232
Mobile, AL, Industrial Development Board, Pollution Control Rev. (Alabama Power Co.), 3.3%, 7/15/2034 (Put Date 3/12/2026)	150,000	150,118
Southeast Alabama Energy Authority, “A”, 5%, 11/01/2035	250,000	264,815
Southeast Alabama Energy Authority, “C”, 5%, 5/01/2055 (Put Date 2/01/2031)	5,000	5,367
		$1,869,393
Alaska – 1.0%
Alaska Municipal Bond Bank Authority, General Obligation & Refunding, “2”, 5%, 12/01/2028	$260,000	$273,546
Alaska Railroad Corp., Cruise Port Rev., AGM, 5.5%, 10/01/2039	200,000	222,098
		$495,644
Arizona – 1.6%
Arizona Industrial Development Authority, National Education Rev. (Equitable School Revolving Fund LLC), “A”, 5%, 11/01/2038	$190,000	$195,279
Maricopa County, AZ, Industrial Development Authority, Single Family Mortgage Rev., “A”, 4.15%, 9/01/2040	245,000	245,151
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), VRDN, 3.45%, 12/01/2035 (Put Date 2/01/2026)	100,000	99,998
Pima County, AZ, Industrial Development Authority, Single Family Mortgage Rev., “A”, GNMA, 6%, 7/01/2055	245,000	268,950
		$809,378
Arkansas – 0.2%
Arkansas Development Finance Authority, Resource Recovery Rev. (Weyerhaeuser Co. Project) , 3.875%, 10/15/2065 (Put Date 10/15/2032)	$100,000	$100,365
California – 5.6%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5%, 8/01/2055 (Put Date 10/01/2032)	$250,000	$265,564
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5%, 12/01/2055 (Put Date 10/01/2033)	100,000	106,451
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “D”, 5%, 2/01/2055 (Put Date 9/01/2032)	250,000	272,632
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “E”, 5%, 10/01/2056 (Put Date 5/01/2035)	250,000	274,134
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “F”, 5%, 2/01/2055 (Put Date 11/01/2032)	500,000	546,154
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “H”, 5%, 1/01/2056 (Put Date 8/01/2033)	245,000	270,295
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2033	170,000	184,831
California Municipal Finance Authority, Refunding Rev. (California Baptist University), “A”, 5%, 11/01/2035	250,000	265,561
California Statewide Communities Development Authority, Infrastructure Program Rev., “C-2”, 5%, 9/02/2028	85,000	88,926
California Statewide Communities Development Authority, Infrastructure Program Rev., “C-2”, 5%, 9/02/2029	100,000	105,684
Central Valley, CA, Energy Authority, Commodity Supply Rev., 5%, 12/01/2055 (Put Date 8/01/2035)	100,000	110,968
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5.25%, 5/15/2038	350,000	363,179
		$2,854,379

Portfolio of Investments (unaudited) – continued
Issuer	Shares/ Par	Value ($)
Municipal Bonds – continued
Colorado – 6.4%
Adams & Arapahoe Counties, CO, Joint School District No. 28J, Certificates of Participation, BAM, 5.25%, 12/01/2043	$110,000	$118,853
Adams County, CO, Bromley Park Metropolitan District No. 3, General Obligation, AGM, 5%, 12/01/2039	225,000	244,275
Arapahoe County, CO, Cherry Creek School District No. 5, General Obligation, 5.25%, 12/15/2042	500,000	561,708
Bennett, CO, Wastewater Rev., AGM, 5%, 12/01/2044	250,000	266,372
Boulder County, CO, STC Metropolitan District No. 2, Limited Tax General Obligation & First Lien Special Refunding Rev., “A-1”, AGM, 5%, 12/01/2036	215,000	233,121
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Stargate Charter School Project), “A”, 5.25%, 12/01/2045	100,000	100,866
Colorado Health Facilities Authority Refunding Rev. (Frasier), “A”, 5%, 5/15/2040	100,000	104,005
Colorado Health Facilities Authority Rev. (Covenant Living Communities & Services), “A”, 5%, 12/01/2035	245,000	266,368
Denver, CO, City & County Board of Water Commissioners, Water Rev., “A”, 5%, 9/15/2047	210,000	214,006
Denver, CO, Department of Aviation Airport System Rev., “A”, 5%, 11/15/2029	110,000	114,277
Douglas County, CO, Lanterns Metropolitan District No. 1, AGM, 5%, 12/01/2034	165,000	176,865
Douglas County, CO, Mirabelle Metropolitan District No. 2, “A”, AGM, 5%, 12/01/2040	105,000	111,728
Lone Tree, CO, Rampart Range Metropolitan District No. 1, Limited Tax Supported & Special Rev., AGM, 5%, 12/01/2044	300,000	312,600
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Improvement & Refunding Rev., AGM, 5%, 12/01/2044	300,000	314,199
Weld County, CO, Greeley City Center West Residential Metropolitan District No. 2, General Obligation Refunding Rev., AGM, 5.5%, 12/01/2045	100,000	107,324
		$3,246,567
Connecticut – 0.7%
Connecticut Higher Education Supplemental Loan Authority, State Supported Rev. (Chesla Loan Program), “B-1”, 5.25%, 11/15/2034	$250,000	$271,754
Stamford, CT, Housing Authority Rev. (Mozaic Concierge Living Project), “D”, 4.25%, 10/01/2030	100,000	100,967
		$372,721
Delaware – 0.5%
Delaware Housing Authority, Senior Single Family Rev., “A”, GNMA, 5.75%, 1/01/2055	$235,000	$253,813
District of Columbia – 1.0%
District of Columbia, Housing Finance Agency (Belmont Crossing Phase II), 5%, 3/01/2029 (Put Date 2/01/2028)	$100,000	$103,754
District of Columbia, Housing Finance Agency, Multi-Family Housing Rev. (2911 Rhode Island Avenue Apartments Project), “A”, FHA, 5%, 3/01/2028	250,000	260,179
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2036	115,000	119,285
		$483,218
Florida – 5.8%
Charlotte County, FL, Industrial Development Authority, Utility System Rev. (Town & Country Utilities Project), 5.125%, 10/01/2035	$100,000	$103,317
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	125,000	125,781
Florida Capital Trust Authority, Educational Facilities Rev. (Madrone-Florida Tech Student Housing I LLC), “A”, 4.75%, 7/01/2040	100,000	100,588
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School, Inc. Projects), “A”, 4.9%, 6/15/2035	250,000	258,550
Florida Higher Educational Facilities Financing Authority Rev. (Nova Southeastern University Project), 5%, 4/01/2036	105,000	105,422
Florida Housing Finance Corp, Multi-Family Mortgage Rev. (The Enclave at Canopy Park), “I”, 3.3%, 7/01/2058 (Put Date 1/01/2028)	250,000	250,613
Florida Local Government Finance Commission, Senior Living Rev. (Fleet Landing at Nocatee Project), “B-2”, 4.45%, 11/15/2031	200,000	201,978
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5.25%, 10/01/2042	250,000	270,447
Hillsborough County, FL, Aviation Authority, Tampa International Airport Rev., “A”, 5%, 10/01/2035	180,000	195,609
Lee County, FL, Airport Rev., “B”, 4%, 10/01/2038	250,000	250,365
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “C”, 5%, 11/15/2044	200,000	201,680
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2038	250,000	250,342
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5%, 10/01/2036	250,000	269,798
Pensacola, FL, Airport Rev., 5.25%, 10/01/2043	200,000	213,021
Pompano Beach, FL, Rev. (John Knox Village Project), 5%, 9/01/2039	150,000	150,043
		$2,947,554

Portfolio of Investments (unaudited) – continued
Issuer	Shares/ Par	Value ($)
Municipal Bonds – continued
Georgia – 4.1%
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Housing Rev. (North Block), 3.4%, 2/01/2029 (Put Date 2/01/2028)	$100,000	$100,828
Commerce, GA, School District General Obligation, 6%, 8/01/2043	250,000	291,699
DeKalb County, GA, Housing Authority, Multi-Family Housing Rev. (The Avenues of North Decatur), 4.125%, 12/01/2034	120,000	120,749
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2044	430,000	444,359
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 5/01/2054 (Put Date 9/01/2031)	210,000	226,020
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	345,000	375,492
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “E”, 5%, 5/01/2055 (Put Date 12/01/2032)	250,000	269,730
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel First Tier), “A”, 5.25%, 6/01/2040	100,000	107,318
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel Second Tier), “B”, 5.5%, 6/01/2040	135,000	137,768
		$2,073,963
Hawaii – 0.9%
Hawaii Airports System Rev., “C”, 5%, 7/01/2043	$200,000	$210,646
Hawaii Harbor System Rev., “A”, 4%, 7/01/2036	215,000	218,041
		$428,687
Idaho – 0.2%
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “C”, 5%, 3/01/2060 (Put Date 3/01/2035)	$70,000	$77,299
Illinois – 5.0%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.25%, 4/01/2033	$100,000	$110,661
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 7%, 12/01/2042 (n)	250,000	258,418
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	130,000	132,744
Chicago, IL, General Obligation, “A”, 5%, 1/01/2041	100,000	100,456
Chicago, IL, Midway Airport Refunding Rev., “A”, 5%, 1/01/2028	250,000	259,007
Cook County, IL, Community College District No. 152 (Hazel Crest), AGM, 5%, 12/01/2036	300,000	337,051
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 4.25%, 7/01/2041	100,000	101,620
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	200,000	201,323
Illinois Finance Authority, Surface Freight Transfer Facilities Rev. (Centerpoint Joliet Terminal Railroad Project), 4.8%, 12/01/2043 (Put Date 7/02/2035)	200,000	206,267
Northeastern, IL, Board of Trustees, University Certificates of Participation (Capital Improvement Projects), BAM, 5.25%, 7/01/2037	100,000	110,121
State of Illinois, General Obligation, 5.5%, 5/01/2039	250,000	267,051
Tazewell County, IL, School District No. 52, General Obligation, BAM, 6.5%, 12/01/2042	100,000	118,919
Trustees of the University of Illinois, Housing and Auxiliary Facilities System Rev., “A” , BAM, 5%, 4/01/2039	310,000	329,882
		$2,533,520
Indiana – 2.4%
Gary/Chicago, IN, International Airport Authority, Development Zone Rev., AGM, 5.25%, 2/01/2042	$100,000	$108,587
Indiana Finance Authority Rev. (Greenwood Village South Project), “C-2”, 3.75%, 5/15/2032	100,000	100,166
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2036	120,000	128,604
Indiana Finance Authority, Health System Rev. (Franciscan Alliance, Inc. Obligated Group), “B”, 5%, 11/01/2041	250,000	250,312
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “A”, 4.3%, 5/01/2029	100,000	101,144
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 4%, 6/01/2046 (w)	160,000	156,498
Lawrence County, IN, North Lawrence Community School Buildings Corp., Ad Valorem Property Tax First Mortgage, 5%, 7/15/2038	100,000	109,909
Westfield Washington, IN, Multi-School Building Corp. (Hamilton County), “A”, BAM, 5.25%, 7/15/2043	250,000	272,675
		$1,227,895
Iowa – 0.5%
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2033	$250,000	$271,020
Kansas – 0.8%
Garden City, KS, Sales Tax Special Obligation Rev. (Sports of the World Star Bond Project-Phase II), 4.25%, 6/01/2033	$100,000	$99,555
Miami County, KS, Osawatomie Unified School District No. 367, General Obligation, BAM, 5.25%, 9/01/2042	300,000	323,314
		$422,869

Portfolio of Investments (unaudited) – continued
Issuer	Shares/ Par	Value ($)
Municipal Bonds – continued
Kentucky – 1.0%
Kentucky Economic Development Finance Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2032	$125,000	$132,951
Kentucky Economic Development Finance Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2035	125,000	131,257
Kentucky Public Energy Authority, Gas Supply Rev., “B”, 5%, 12/01/2033	220,000	230,114
		$494,322
Louisiana – 1.8%
Juban Crossing, LA, Economic Development District Refunding Rev. (General Infrastructure Projects), “C”, 5%, 9/15/2036	$250,000	$275,994
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Calcasieu Parish School Project), BAM, 5%, 12/01/2039	250,000	273,808
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/2036	355,000	358,612
		$908,414
Maine – 1.1%
Maine Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4.625%, 12/01/2047 (Put Date 6/01/2035)	$100,000	$100,792
Maine Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), “R-3”, 5%, 8/01/2035	100,000	103,393
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 5%, 12/01/2037	70,000	73,090
Maine Health & Higher Educational Facilities Authority Rev. (University of New England), “B”, 4%, 7/01/2037	300,000	301,376
		$578,651
Maryland – 0.6%
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 4%, 6/01/2042	$210,000	$183,893
Maryland Health & Higher Educational Facilities Authority Rev. (Tidalhealth, Inc.), “C”, AGM, 5%, 7/01/2042	100,000	107,543
		$291,436
Massachusetts – 2.0%
Dover, MA, General Obligation Municipal Purpose Loan , 5%, 6/15/2039	$115,000	$130,090
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	125,000	126,310
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	125,000	121,973
Massachusetts Development Finance Agency, Refunding Rev. (Lasell Village, Inc.), 5%, 7/01/2034	195,000	212,557
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2029	300,000	314,278
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2039	105,000	108,960
		$1,014,168
Michigan – 0.5%
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2042	$250,000	$252,439
Minnesota – 2.6%
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2037	$150,000	$154,928
Edina, MN, General Obligation Capital Improvement Plan and Sales Tax Rev., “B”, 4%, 2/01/2042	250,000	254,226
Minneapolis, MN, Health Care Systems Rev. (Fairview Health Services), “A”, 5%, 11/15/2035	160,000	165,573
Minnesota General Obligation State Trunk Highway Rev., “B”, 4%, 8/01/2041	500,000	513,406
Minnesota Housing Finance Agency, Residential Housing Finance Rev., “F”, 5.75%, 7/01/2053	225,000	237,948
		$1,326,081
New Hampshire – 1.9%
National Finance Authority, NH, Affordable Housing Certificates, “A-1”, 4.75%, 6/20/2041 (Put Date 6/01/2035)	$249,675	$257,520
National Finance Authority, NH, Municipal Certificates, “A-1”, 4.168%, 1/20/2041	99,424	98,629
National Finance Authority, NH, Municipal Certificates, “A-2”, 4.167%, 1/20/2041	99,423	93,337
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.75%, 4/01/2035	105,000	118,198
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth Hitchcock Obligated Group), “A”, 5%, 8/01/2038	250,000	257,400
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Advance Corp. Issue), “B”, 5%, 10/01/2035	125,000	137,717
		$962,801

Portfolio of Investments (unaudited) – continued
Issuer	Shares/ Par	Value ($)
Municipal Bonds – continued
New Jersey – 1.8%
New Jersey Economic Development Authority, Dock & Wharf Facility Rev. (Repauno Port & Rail Terminal Project), 6.375%, 1/01/2035	$100,000	$103,728
New Jersey Tobacco Settlement Financing Corp., “A”, 5.25%, 6/01/2046	215,000	215,633
New Jersey Transportation Trust Fund Authority, “A”, 4.25%, 6/15/2040	210,000	211,726
New Jersey Transportation Trust Fund Authority, “CC”, 5%, 6/15/2042	250,000	270,318
Passaic County, NJ, Improvement Authority, Charter School Rev. (Paterson Charter School for Science & Technology, Inc. Project), 4.125%, 7/01/2033	100,000	102,270
		$903,675
New Mexico – 1.2%
New Mexico Municipal Energy Acquisition Authority, Gas Supply Refunding Rev., 5%, 6/01/2054 (Put Date 11/01/2030)	$100,000	$107,056
Santa Fe County, NM, Multi-Family Housing Rev. (Cresta Ranch Apartments), 3.29%, 12/10/2049 (Put Date 6/01/2028)	500,000	501,380
		$608,436
New York – 5.6%
New York Dormitory Authority Rev. (New School), “A”, 5%, 7/01/2042	$250,000	$258,013
New York Dormitory Authority Rev. (White Plains Hospital Obligated Group), AGM, 5.25%, 10/01/2044	175,000	184,630
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2029	120,000	123,833
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.5%, 6/30/2042	245,000	259,379
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project, Green Bonds), 6%, 6/30/2040	250,000	283,309
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), 5%, 12/01/2032	200,000	218,961
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “F-2”, 3.4%, 11/01/2064 (Put Date 1/02/2029)	500,000	502,171
New York, NY, City Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “E”, 4.375%, 12/15/2031	100,000	102,194
New York, NY, Transitional Finance Authority Rev., “D”, 5%, 5/01/2042	250,000	270,604
New York, NY, Transitional Finance Authority Rev., “D-1”, 4%, 11/01/2042	250,000	244,708
Rockland County, NY, Solid Waste Management Authority, Special Obligation Rev. (Animal Shelter Project), “A”, 5.5%, 12/15/2044	340,000	376,737
		$2,824,539
North Carolina – 2.0%
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5.25%, 7/01/2038	$500,000	$542,000
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2030	125,000	125,324
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Pennybyrn at Maryfield), 5.25%, 10/01/2037	100,000	105,172
Raleigh, NC, Housing Authority, Multi-Family Housing Rev. (919 at Cross Link), “B”, 5%, 8/01/2028 (Put Date 8/01/2027)	250,000	257,971
		$1,030,467
North Dakota – 0.5%
Grand Forks, ND, Health Care Systems Rev. (Altru Health System), 5%, 12/01/2030	$120,000	$127,446
Horace, ND, Refunding Improvement, “C”, 5.5%, 5/01/2038	125,000	133,216
		$260,662
Ohio – 3.2%
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020A-2, 5%, 6/01/2033	$250,000	$267,066
Columbus, OH, Metropolitan Housing Authority, General Rev. (Orchards Project & Eden Park Project), 5%, 12/01/2034	250,000	265,060
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, AGM, 5%, 1/01/2035	100,000	112,074
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.5%, 2/15/2052	350,000	348,059
Erie & Sandusky Counties, OH, Margaretta Local School District (Ohio Certificates of Participation School Facilities Project), BAM, 5.5%, 10/01/2037	145,000	162,548
Hamilton County, OH, Various Purpose General Obligation, 4%, 12/17/2025	100,000	100,042
Ohio State Healthcare Facility Rev. (Otterbein Homes Obligated Group), 4%, 7/01/2036	240,000	243,503
Shelby & Darke Counties, OH, Fort Laramie Local School District, Certificates of Participation, 5.25%, 12/01/2045	115,000	118,807
		$1,617,159

Portfolio of Investments (unaudited) – continued
Issuer	Shares/ Par	Value ($)
Municipal Bonds – continued
Oklahoma – 1.3%
Cleveland County, OK, Home Loan Authority, Single Family Mortgage Rev., “A”, GNMA, 5.75%, 1/01/2056	$250,000	$274,849
Tulsa County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.75%, 7/01/2056	125,000	137,743
Tulsa, OK, Airport Improvement Trust General Rev., “A”, BAM, 5%, 6/01/2028	245,000	255,985
		$668,577
Oregon – 0.4%
Washington, Clackamas, and Yamhill Counties, OR, Sherwood School District No. 88, General Obligation, Capital Appreciation, “A”, 0%, 6/15/2034	$250,000	$175,651
Pennsylvania – 8.2%
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “A”, 5%, 6/01/2034	$125,000	$132,194
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5%, 1/01/2036	215,000	239,594
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2036	245,000	252,999
Chester County, PA, Health & Education Facilities Authority Rev. (Tel Hai Retirement Community Project) , 5.125%, 6/01/2046	195,000	197,018
DuBois, PA, Hospital Rev. (Penn Highlands Healthcare), 5%, 7/15/2036	140,000	141,415
Erie County, PA, Sewer Authority Rev., BAM, 5%, 12/01/2042	165,000	175,138
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), “XX1”, 4%, 5/01/2033	100,000	99,323
Lancaster, PA, Municipal Authority, Healthcare Facilities Rev. (Luthercare Project), “A”, 4%, 12/01/2035	240,000	242,208
Pennsylvania Economic Development Financing Authority Rev. (University of Pittsburg Medical Center), “A”, 5%, 3/15/2060 (Put Date 3/15/2035)	280,000	311,678
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5.5%, 6/30/2042	500,000	539,856
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	500,000	503,103
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 4.125%, 6/01/2045	124,000	121,967
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 4.75%, 6/01/2046	97,000	96,625
Pennsylvania Housing Finance Agency, Multi-Family Housing Development (Country Commons Apartments), FNMA, 3.6%, 8/01/2035	181,348	180,198
Pennsylvania Public School Building Authority, College Rev. (Delaware County Community College Project), BAM, 5.25%, 10/01/2044	265,000	277,972
Pennsylvania School District Authority Rev. (William Penn School District Project), “B”, BAM, 5%, 3/15/2043	100,000	104,981
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), AGM, 5%, 7/01/2036	115,000	127,151
Philadelphia, PA, Housing Authority, General Rev. (PHA Headquarters Project), 5%, 5/01/2039	250,000	257,861
Southeastern Pennsylvania Transportation Authority Rev. (Asset Improvement Program), 5.25%, 6/01/2047	135,000	142,526
		$4,143,807
Puerto Rico – 1.7%
Commonwealth of Puerto Rico, General Obligation Restructured, “A-1”, 5.625%, 7/01/2027	$125,000	$127,850
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	325,000	328,035
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	250,000	243,404
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	201,000	152,287
		$851,576
Rhode Island – 1.7%
Providence, RI, Public Buildings Authority Rev. (Capital Improvement Program Projects), “A”, AGM, 5%, 9/15/2035	$375,000	$384,989
Rhode Island Health & Educational Building Corp., Hospital Financing Rev. (Lifespan Obligated Group), 4%, 5/15/2036	125,000	120,538
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 5%, 12/01/2033	250,000	269,231
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 4.125%, 12/01/2043	65,000	62,961
		$837,719
South Carolina – 1.1%
Charleston, SC, Housing Authority Rev. (1800 Ashley West), 4.5%, 9/01/2035	$100,000	$101,588
South Carolina Jobs & Economic Development Authority, Economic Development Rev. (Foothill Affordable Housing Foundation - Paddock Club and Fairway Projects), FHLMC, 4%, 3/01/2062 (Put Date 3/01/2035)	100,000	101,977
South Carolina Jobs & Economic Development Authority, Solid Waste Disposal Rev. (Enerra South Carolina Project), 3.7%, 12/15/2027 (Put Date 12/01/2026)	105,000	104,958

Portfolio of Investments (unaudited) – continued
Issuer	Shares/ Par	Value ($)
Municipal Bonds – continued
South Carolina – continued
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, 5%, 12/01/2038	$125,000	$125,865
South Carolina Public Service Authority Rev. (Santee Cooper), “B”, 5%, 12/01/2032	125,000	127,563
		$561,951
Texas – 8.9%
Arlington, TX, Higher Education Finance Corp. Refunding Rev. (Basis Texas Charter Schools, Inc.), 5.125%, 6/15/2040	$130,000	$132,742
Arlington, TX, Higher Education Finance Corp., Education Rev. (Riverwalk Education Foundation, Inc.), 5%, 8/15/2042	250,000	264,447
Celina, TX, Special Assessment Refunding & Improvement Rev. (The Lakes at Mustang Ranch Public Improvement District Major Improvement Area and Phases #2-7 Project), AGM, 5%, 9/01/2035	250,000	271,655
EP Cimarron Ventanas, TX, Residential Development Rev. (Home Essential Function Housing Program), 4%, 12/01/2034	250,000	253,023
EP Cimarron Ventanas, TX, Residential Development Rev. (Lifestyles at Los Paseos), 4.125%, 12/01/2039	20,000	20,114
Fort Worth, TX, Chaparral PFC Residential Development Rev. (Chaparral Ranch Project) , 4%, 10/01/2035	130,000	129,363
Fort Worth, TX, Special Tax Rev. (Convention Center Venue Project), 5.5%, 3/01/2043	100,000	108,504
Galveston, TX, Wharves & Terminal Rev., 5.25%, 8/01/2037	250,000	269,129
Godley, TX, Combination Tax & Rev., Certificates of Obligation, BAM, 5.25%, 8/15/2042	135,000	146,154
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B”, 5.25%, 7/15/2034	150,000	162,416
Houston, TX, Redevelopment Authority Tax Increment Contract Rev., AGM, 5%, 9/01/2037	150,000	166,215
Las Varas, TX, Public Facility Corp. Essential Function Housing Development (Amara Apartments), 4.25%, 10/01/2035	105,000	105,134
Lower Colorado River Authority, Transmission Contract Refunding Rev. (LCRA Transmission Services Corp. Project), 5%, 5/15/2046	230,000	235,233
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Graphic Packaging International LLC Project), 5%, 12/01/2064 (Put Date 6/01/2030)	100,000	103,912
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Bella Vida Forefront Living Project), “B-3”, 4.25%, 10/01/2030	100,000	100,280
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Brazos Presbyterian Homes, Inc. Project), 5.25%, 1/01/2040	130,000	135,948
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), “A”, 5%, 1/01/2035	150,000	148,683
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2035	160,000	174,472
North Texas Higher Education Authority, Inc., Tax-Exempt Education Loan Rev., “A”, 5%, 6/01/2033	100,000	107,074
Tarrant County, TX, Cultural Education Facilities Finance Refunding Rev. (Trinity Terrace Project), 5%, 10/01/2038	135,000	143,004
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., GNMA, 5.75%, 1/01/2056	250,000	275,698
Texas Grand Parkway Transportation Corp., Grand Parkway System, Subordinate Tier Toll Rev. (TELA Supported), “A”, 5%, 10/01/2043	300,000	307,811
Texas Metrocare Services Rev., 5%, 11/01/2044	275,000	286,569
Texas Municipal Gas Acquisition & Supply Corp. V, Gas Supply Rev., 5%, 1/01/2055 (Put Date 1/01/2034)	250,000	275,645
Texas Private Activity Surface Transportation Corp. Rev. (NTE Mobility Partners Segments 3 LLC), 5.375%, 6/30/2038	160,000	169,189
		$4,492,414
Utah – 1.8%
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2042	$295,000	$297,872
Utah Charter School Finance Authority, Charter School Refunding Rev. (Voyage Academy Project), 5%, 4/15/2040	100,000	105,614
Utah Charter School Finance Authority, Charter School Rev. (Lakeview Academy), 5%, 4/15/2040	150,000	161,514
Utah Downtown Revitalization, Public Infrastructure District Sales Tax Rev. (SEG Redevelopment Project), “C”, 5%, 7/15/2035	100,000	100,749
Utah Intermountain Power Agency, Power Supply Rev., “A”, 5%, 7/01/2038	245,000	267,303
		$933,052
Vermont – 0.5%
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2033	$250,000	$267,871
Virginia – 1.2%
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 4%, 7/01/2036	$320,000	$321,603
Virginia Small Business Financing Authority Rev. (I-495 HOT Lanes Project), 5%, 12/31/2038	125,000	130,856
Virginia Small Business Financing Authority Rev. (I-495 HOT Lanes Project), 5%, 12/31/2040	125,000	129,980
		$582,439

Portfolio of Investments (unaudited) – continued
Issuer	Shares/ Par	Value ($)
Municipal Bonds – continued
Washington – 2.5%
Kenmore, WA, Limited Tax General Obligation, 5%, 12/01/2044	$250,000	$267,163
King County, WA, Housing Authority, Pooled Housing Refunding Rev., 5%, 7/01/2040	170,000	178,812
Pasco, WA, Local Improvement District No. 152, 5.375%, 8/01/2042	65,000	70,761
Seattle, WA, Port Intermediate Lien Refunding Rev., “A”, 5%, 5/01/2033	250,000	255,985
Seattle, WA, Port Intermediate Lien Refunding Rev., “A”, 5%, 5/01/2036	250,000	254,593
Vancouver, WA, Housing Authority, Multi-Family Rev. (Cascara Project), “A”, 5%, 12/01/2042	125,000	129,991
Washington Various Purpose General Obligation, “A”, 5%, 8/01/2046	100,000	105,061
		$1,262,366
West Virginia – 0.2%
Ohio County, WV, Special District Excise Tax, Improvement Refunding Rev. (Fort Henry Economic Opportunity Development District-The Highland Project), “A”, AGM, 5%, 6/01/2040 (w)	$100,000	$107,581
Wisconsin – 2.3%
Wisconsin Health & Educational Facilities Authority Rev. (Ascension Senior Credit Group), “A”, 4%, 11/15/2032	$175,000	$175,506
Wisconsin Public Finance Authority Rev., Taxable (Kahala Nui Project), 5%, 11/15/2037	150,000	161,887
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2033	310,000	332,830
Wisconsin Public Finance Authority, Education Rev. (Mater Academy of Nevada-Cactus Park Campus Project), “A”, 5%, 12/15/2035	105,000	109,265
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5%, 6/15/2032	125,000	131,220
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (Campus Real Estate Holding Corp. LLC Project), “A”, 5%, 6/01/2035	145,000	155,937
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation LLC Project), “B”, 5.25%, 6/15/2035	100,000	109,537
		$1,176,182
Total Municipal Bonds		$49,602,721
Mutual Funds – 1.2%
Money Market Funds – 1.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.94% (j)	609,807	$609,807

Other Assets, Less Liabilities – 0.8%		399,744
Net Assets – 100.0%		$50,612,272

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $384,728, representing 0.8% of net assets.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
VRDN
Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$49,602,721	$—	$49,602,721
Investment Companies	609,807	—	—	609,807
Total	$609,807	$49,602,721	$—	$50,212,528
For further information regarding security characteristics, see the Portfolio of Investments.